Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Detailed Information About Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were comprised of the following:

	December 31, 2024	December 31, 2023	January 1, 2023

Trade payables and accrued liabilities	$395	$416	$452

Accrued dividend payable	3	2	2

Cash-settled share-based payments	15	6	10

Total accounts payable and accrued liabilities	$413	$424	$464